S-K 1603(a) SPAC Sponsor	Sep. 29, 2026
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]

Previous SPAC Experience

Below describes the SPAC business combination in which members of our management team have participated, along with certain other information:

Mr. Das, our director, serves as the Chief Financial Officer of SPACSphere Acquisition Corp. (“SPACSphere”), which consummated its initial public offering of 17,250,000 units (including the sale of 1,250,000 units that were subject to the underwriters’ overallotment option) in February 2026. Each unit consisted of one Class A ordinary share, one-half (1/2) of one redeemable warrant, and one-fifth (1/5) of one right to receive one Class A ordinary share upon the consummation of an initial business combination. The units were sold at an offering price of $10.00 per unit, generating gross proceeds of $172,500,000. SPACSphere is currently looking for a target company with which to consummate an initial business combination. On June 3, 2026, the closing price of SPACSphere’s shares was $9.98.

Mr. Stephen Markscheid, our independent director, serves as a director of the following SPACs.

Four Leaf Acquisition Corporation (“FORL”). FORL consummated its initial public offering of 5,200,000 units in March 2023. Each unit consisted of one Class A ordinary share and one redeemable warrant to purchase one Class A ordinary share. The Units were sold at an offering price of $10.00 per unit, generating gross proceeds of $52,000,000.  On March 17, 2023, the underwriters partially exercised their over-allotment option and purchased 221,000 additional units for $2,210,000. On December 17, 2024, FORL entered into an Agreement and Plan of Merger (with Xiaoyu Dida Interconnect International Limited. In June 2025, FORL held a special meeting of stockholders to, among other things, extend the time by which it had to consummate an initial business combination up to an additional 12 times for one month each time, from June 22, 2025 until June 22, 2026, or such earlier date as may be determined by the board in its sole discretion. In connection with that meeting, stockholders holding 1,708,386 public shares, representing approximately 62.7% of the public shares outstanding, exercised their right to redeem such shares for a pro rata portion of the funds in the company’s trust account. In January 2026, FORL’s securities were delisted from Nasdaq for failure to file its periodic reports. On August 27, 2026, FORL entered into a business combination agreement with Data443 Risk Mitigation, Inc. On September 14, 2026, the closing price of FORL’s shares was $11.00.

Charlton Aria Acquisition Corporation (“CHAR”). CHAR consummated its initial public offering of 7,500,000 units in October 2024. Each unit consisted of one Class A ordinary share and one right to receive one-eighth (1/8) of one Class A ordinary share upon the consummation of an initial business combination. The units were sold at an offering price of $10.00 per unit, generating gross proceeds of $75,000,000. In November 2024, the underwriters’ over-allotment option was exercised in part to 1,000,000 units, generating additional gross proceeds of $10,000,000. On May 13, 2025, the sole shareholder of the sponsor sold all of his shares in the sponsor to Sovereign Global Trust LLC. On September 14, 2026, the closing price of CHAR’s shares was $ 10.96.

Pantages Capital Acquisition Corporation (“PGAC”). PGAC consummated its initial public offering of 8,625,000 units (including the sale of 1,125,000 units that were subject to the underwriters’ overallotment option) in December 2024. Each unit consisted of one Class A ordinary share and of one right to receive one-third (1/3) of one Class A ordinary share upon the consummation of an initial business combination. The units were sold at an offering price of $10.00 per unit, generating gross proceeds of $86,250,000. On November 18, 2025, PGAC entered into a business combination agreement with MacMines Austasia Pty Ltd, which was amended on April 14, 2026. In June 2026, PGAC held a special meeting of shareholders to, among other things, extend the time by which it had to consummate an initial business combination from June 6, 2026 to June 6, 2027, on a month-to-month basis, for up to twelve (12) months, by depositing into the trust account an amount equal to $0.033 per public share remaining outstanding after redemptions, up to $60,000 per one-month extension. On August 21, 2026, PGAC received a written notice from Nasdaq that for the last 30 consecutive business days, PGAC’s market value of listed securities was below the $50 million minimum requirement for continued listing on the Nasdaq Global Market. PGAC has until February 17, 2027 to regain compliance. On September 14, 2026, the closing price of PGAC’s shares was $10.71.

Starry Sea Acquisition Corporation (“SSEA”). SSEA consummated its initial public offering of 5,750,000 units (including the sale of 750,000 units that were subject to the underwriters’ overallotment option) in August 2025. Each unit consisted of one Class A ordinary share and of one right to receive one-sixth (1/6) of one Class A ordinary share upon the consummation of an initial business combination. The units were sold at an offering price of $10.00 per unit, generating gross proceeds of $57,500,000. On September 29, 2025, SSEA entered into a letter of intent with Forever Young International Limited. On January 12, 2026, the letter of intent expired without any definitive agreements being executed. On August 22, 2026, SSEA entered into an Agreement and Plan of Merger with SuperiorMed Holdings Limited.
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	SPACCircle Sponsor LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our Company.